Chapter 11-Schedule of liabilities subject to compromise (Details) - Predecessor $ in Millions	Feb. 22, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt	$ 5,662
Accounts payable and other liabilities	35
Accrued interest on external debt	34
Amount due to SFL Corporation Ltd under leases for the West Taurus and West Linus	506
Liabilities Subject To Compromise Including Liabilities Related To Assets Held For Sale	6,237
Liabilities subject to compromise	6,119
Liabilities subject to compromise associated with assets held for sale	$ 118